Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 32,538,513	$ 36,370,950	$ 40,905,996	$ 64,641,092
Prepaid expenses and other current assets	8,540,863	3,306,679
Total current assets	92,214,207	95,879,882
Rental deposits	1,387,653	1,115,152
Total assets	113,903,358	133,492,735	121,370,995
Current liabilities:
Accrued expenses and other current liabilities	8,837,734	9,696,462
Total current liabilities	36,442,880	39,203,218
Shareholders' equity
Ordinary shares (111,145,633 and 112,417,933 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	56,386,606	14,353
Additional paid-in capital	24,207,606	84,346,266
Accumulated other comprehensive income	12,064,338	12,285,615
Retained deficits	(28,043,186)	(20,875,337)
Total shareholders' equity	64,615,364	75,770,897
Total liabilities and shareholders' equity	113,903,358	133,492,735
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,383,205	721,271	2,941,180	2,703,639
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	7,492,739	6,807,051
Prepaid expenses and other current assets	2,479,810	167,562
Dividends receivable	17,541,570	18,917,296
Total current assets	28,897,324	26,613,180
Investments in subsidiaries, VIEs and VIE’s subsidiaries	48,389,562	60,283,341
Rental deposits	66,893	66,893
Total assets	77,353,779	86,963,414
Current liabilities:
Accrued expenses and other current liabilities	296,866	286,041
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	12,441,549	10,906,476
Total current liabilities	12,738,415	11,192,517
Shareholders' equity
Ordinary shares (111,145,633 and 112,417,933 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	56,386,606	14,353
Additional paid-in capital	24,207,606	84,346,266
Accumulated other comprehensive income	12,064,338	12,285,615
Retained deficits	(28,043,186)	(20,875,337)
Total shareholders' equity	64,615,364	75,770,897	79,965,182	90,941,149
Total liabilities and shareholders' equity	$ 77,353,779	$ 86,963,414